Fixed assets, Net (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of fixed assets
	As of March 31,
	2022	2021

Investment properties	$413,890	$-
Computer and electronic equipment	53,626	54,025
Software	3,056	3,079
Furniture and fixtures	4,929	4,966
Less: accumulated depreciation	(54,216)	(43,829)
	$421,285	$18,241